Taxes - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes
At 1 January	$ 14,631,743	$ 9,913,707
Income tax benefit	3,225,251	4,718,036
Deferred tax credit acquired through business combinations	4,104,774
Foreign currency adjustments	(3,252,780)
At 31 December	$ 18,708,988	$ 14,631,743